Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Australia: 3.1%
84,484	AGL Energy Ltd.	$1,166,058	0.2
734,855	Aurizon Holdings Ltd.	2,875,365	0.4
128,195	BHP Group Ltd.	3,305,521	0.5
223,719	Coca-Cola Amatil Ltd.	1,722,812	0.3
155,293	Crown Resorts Ltd.	1,358,067	0.2
10,512	Macquarie Group Ltd.	982,289	0.1
106,873	Newcrest Mining Ltd.	2,225,592	0.3
76,978	Rio Tinto Ltd.	5,046,819	0.7
40,441	Sonic Healthcare Ltd.	824,844	0.1
274,161	Sydney Airport	1,704,439	0.3
		21,211,806	3.1

	Belgium: 0.3%
25,601	UCB S.A.	2,074,100	0.3

	Canada: 4.6%
39,192	Bank of Nova Scotia	2,211,133	0.3
80,315	BCE, Inc.	3,866,100	0.6
47,849	Canadian Imperial Bank of Commerce - XTSE	4,159,185	0.6
80,475	CI Financial Corp.	1,267,437	0.2
51,645	Empire Co. Ltd.	1,382,980	0.2
70,245	Great-West Lifeco, Inc.	1,768,949	0.3
19,053	iA Financial Corp., Inc.	975,385	0.1
16,553	Kirkland Lake Gold Ltd.	695,244	0.1
65,536	National Bank Of Canada	3,510,417	0.5
61,986	Open Text Corp.	2,698,675	0.4
18,661	Rogers Communications, Inc.	905,023	0.1
97,905	TELUS Corp.	3,696,406	0.6
43,498	Waste Connections, Inc.	3,938,744	0.6
		31,075,678	4.6

	China: 0.4%
833,500	BOC Hong Kong Holdings Ltd.	2,831,463	0.4

	Denmark: 1.2%
16,315 (1)	Carlsberg A/S	2,347,125	0.3
17,854 (1)	H Lundbeck A/S	683,994	0.1
90,474 (1)	Novo Nordisk A/S	5,085,740	0.8
		8,116,859	1.2

	Finland: 0.8%
19,658 (1)	Neste OYJ	664,501	0.1
21,922 (1)	Orion Oyj	954,065	0.2
85,162 (1)	Sampo OYJ	3,443,599	0.5
		5,062,165	0.8

	France: 2.1%
54,541 (1)	Alstom SA	2,378,461	0.4
39,892 (1)	Edenred	1,980,323	0.3
10,659 (1)	Eiffage SA	1,163,457	0.2
84,527 (1)	Getlink SE	1,425,683	0.2
214,792 (1)	Orange SA	3,548,990	0.5
66,826 (1)	Societe Generale	2,100,079	0.3
11,172 (1)	Sodexo SA	1,302,319	0.2
		13,899,312	2.1
	Germany: 1.1%
6,046	Allianz SE	1,446,008	0.2
53,711 (1)	Deutsche Lufthansa AG	1,019,054	0.1
98,446 (1)	Deutsche Post AG	3,670,159	0.6
420,211 (1)	Telefonica Deutschland Holding AG	1,282,935	0.2
		7,418,156	1.1

	Guernsey: 0.5%
51,694	Amdocs Ltd.	3,582,394	0.5

	Hong Kong: 1.0%
401,500	CK Hutchison Holdings Ltd.	3,646,282	0.5
803,000	HKT Trust / HKT Ltd.	1,177,651	0.2
15,400	Jardine Matheson Holdings Ltd.	865,697	0.1
197,500	Power Assets Holdings Ltd.	1,373,060	0.2
		7,062,690	1.0

	Israel: 0.3%
270,082	Bank Leumi Le-Israel BM	1,957,390	0.3

	Italy: 0.9%
194,127 (1),(2)	Poste Italiane SpA	2,262,966	0.4
700,219 (1)	Snam SpA	3,478,954	0.5
		5,741,920	0.9

	Japan: 8.2%
79,500	ANA Holdings, Inc.	2,708,650	0.4
145,400	Canon, Inc.	4,027,812	0.6
13,800	Central Japan Railway Co.	2,788,741	0.4
78,300	Fuji Film Holdings Corp.	3,702,441	0.6
2,900	Hikari Tsushin, Inc.	676,817	0.1
109,700	Japan Airlines Co. Ltd.	3,410,129	0.5
43,900	Kamigumi Co., Ltd.	973,784	0.2
29,700	Konami Holdings Corp.	1,308,477	0.2
13,400	Kyocera Corp.	912,982	0.1
39,700	Kyushu Railway Co.	1,352,684	0.2
31,500	Medipal Holdings Corp.	676,362	0.1
18,500	MEIJI Holdings Co., Ltd.	1,258,200	0.2
33,700	Mitsubishi Corp.	883,323	0.1
100,800	MS&AD Insurance Group Holdings, Inc.	3,263,124	0.5
28,200	Nippon Electric Glass Co., Ltd.	598,408	0.1
53,200	Nippon Telegraph & Telephone Corp.	2,687,617	0.4
24,800	NTT DoCoMo, Inc.	680,919	0.1
173,500	ORIX Corp.	2,844,035	0.4
24,700	Sankyo Co., Ltd.	835,851	0.1
124,600	Seiko Epson Corp.	1,898,470	0.3
183,700	Sekisui House Ltd.	3,972,820	0.6
88,100	Softbank Corp.	1,196,774	0.2
241,500	Sumitomo Corp.	3,642,472	0.5
35,600	Sumitomo Mitsui Financial Group, Inc.	1,303,542	0.2
47,100	Sundrug Co., Ltd.	1,655,634	0.3
16,400	Suzuken Co., Ltd.	717,717	0.1
756	United Urban Investment Corp.	1,471,650	0.2

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
39,800	West Japan Railway Co.	$3,506,822	0.5
		54,956,257	8.2

	Netherlands: 3.0%
98,441(1),(2)	ABN AMRO Bank NV	1,677,749	0.3
253,599 (1)	ING Groep NV	2,916,326	0.4
216,927 (1)	Koninklijke KPN NV	668,098	0.1
89,146 (1)	NN Group NV	3,419,505	0.5
229,999	Royal Dutch Shell PLC - Class A	6,588,920	1.0
82,157 (1)	Unilever NV	4,887,741	0.7
		20,158,339	3.0

	New Zealand: 0.1%
261,646	Spark New Zealand Ltd.	762,725	0.1

	Norway: 0.7%
119,226 (1)	Mowi ASA	2,956,809	0.4
125,237 (1)	Orkla ASA	1,212,041	0.2
46,750 (1)	Telenor ASA	853,542	0.1
		5,022,392	0.7

	Singapore: 0.8%
720,900	ComfortDelgro Corp., Ltd.	1,239,538	0.2
203,000	SATS Ltd.	739,082	0.1
234,100	Singapore Exchange Ltd.	1,514,519	0.2
326,600	Singapore Technologies Engineering Ltd.	986,630	0.2
920,400	Yangzijiang Shipbuilding Holdings Ltd.	693,031	0.1
		5,172,800	0.8

	Spain: 2.0%
11,249 (1),(2)	Aena SME SA	2,064,110	0.3
53,966 (1)	Amadeus IT Group SA	4,293,784	0.6
90,261 (1)	Enagas	2,247,034	0.3
128,649	Ferrovial SA - FERE	3,817,055	0.6
121,406	Telefonica S.A.	928,517	0.2
		13,350,500	2.0

	Switzerland: 2.5%
44,947	Nestle SA	4,667,514	0.7
23,989	Roche Holding AG	7,395,640	1.1
12,887	Zurich Insurance Group AG	5,057,571	0.7
		17,120,725	2.5

	United Kingdom: 4.9%
244,530 (2)	Auto Trader Group PLC	1,776,143	0.3
360,861	Aviva PLC	1,882,154	0.3
535,919	Barclays PLC	1,184,498	0.2
216,823	Barratt Developments PLC	1,869,264	0.3
822,020	BT Group PLC	2,035,100	0.3
121,475	Compass Group PLC	2,976,411	0.4
452,884	Direct Line Insurance Group PLC	1,787,819	0.3
263,976	Evraz PLC	1,264,143	0.2
238,333	GlaxoSmithKline PLC	5,414,788	0.8
1,132,426	Legal & General Group PLC	4,109,527	0.6
574,481	Marks & Spencer Group PLC	1,443,162	0.2
136,596	Persimmon PLC	4,516,960	0.7
348,582	Royal Bank of Scotland Group PLC	1,019,415	0.1
866,316	Vodafone Group PLC	1,715,470	0.2
		32,994,854	4.9

	United States: 59.4%
71,644	AbbVie, Inc.	6,285,328	0.9
10,022	Accenture PLC	2,016,026	0.3
81,389	Aflac, Inc.	4,463,373	0.7
21,812	Air Products & Chemicals, Inc.	5,154,830	0.8
16,166	Allison Transmission Holdings, Inc.	782,434	0.1
24,915	Allstate Corp.	2,774,285	0.4
115,479	Altria Group, Inc.	5,739,306	0.9
38,121	Ameren Corp.	2,833,534	0.4
20,124	Amgen, Inc.	4,723,505	0.7
274,317	Annaly Capital Management, Inc.	2,559,378	0.4
111,762	Apple Hospitality REIT, Inc.	1,817,250	0.3
194,731	AT&T, Inc.	7,279,045	1.1
15,123	Avnet, Inc.	614,750	0.1
75,596	Bank of America Corp.	2,518,859	0.4
134,721	BGC Partners, Inc.	781,382	0.1
50,346	Booz Allen Hamilton Holding Corp.	3,663,175	0.5
30,402	Brinker International, Inc.	1,362,010	0.2
95,137	Bristol-Myers Squibb Co.	5,417,101	0.8
29,320	Broadridge Financial Solutions, Inc. ADR	3,627,177	0.5
6,568	Camden Property Trust	732,660	0.1
4,425	Carlisle Cos., Inc.	690,211	0.1
62,430	CDK Global, Inc.	3,343,126	0.5
8,640	CDW Corp.	1,166,832	0.2
4,115	Chemed Corp.	1,769,532	0.3
52,074	Chevron Corp.	6,099,428	0.9
71,219	Chimera Investment Corp.	1,450,731	0.2
55,234	Cinemark Holdings, Inc.	1,870,776	0.3
138,359	Cisco Systems, Inc.	6,269,046	0.9
9,534	Citigroup, Inc.	716,194	0.1
36,696	Citrix Systems, Inc.	4,139,676	0.6
57,733	CMS Energy Corp.	3,539,033	0.5
12,151	Columbia Sportswear Co.	1,123,967	0.2
31,590	Comerica, Inc.	2,224,252	0.3
53,108	CoreCivic, Inc.	804,586	0.1
11,070	CSX Corp.	791,948	0.1
30,980	Darden Restaurants, Inc.	3,669,271	0.5
21,272	DTE Energy Co.	2,657,724	0.4
24,739	Eaton Corp. PLC	2,288,358	0.3
43,914	Eli Lilly & Co.	5,153,308	0.8
10,598	Encompass Health Corp.	749,385	0.1
232,442	Equitrans Midstream Corp.	2,317,447	0.3
4,031	Everest Re Group Ltd.	1,093,449	0.2
50,310	Evergy, Inc.	3,183,114	0.5

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
19,167	Exelon Corp.	$851,015	0.1
29,129	Expedia Group, Inc.	2,961,254	0.4
18,148	Exxon Mobil Corp.	1,236,423	0.2
4,846	Federal Realty Investment Trust	640,011	0.1
26,905	Fidelity National Financial, Inc.	1,281,485	0.2
55,412	Flir Systems, Inc.	2,967,867	0.4
42,231	Flowers Foods, Inc.	909,233	0.1
70,697	Gaming and Leisure Properties, Inc.	2,983,413	0.4
76,142	General Mills, Inc.	4,059,891	0.6
26,943	General Motors Co.	969,948	0.1
33,974	Genuine Parts Co.	3,545,866	0.5
48,747	Geo Group, Inc./The	675,633	0.1
64,044	Hartford Financial Services Group, Inc.	3,961,762	0.6
8,858	HCA Healthcare, Inc.	1,228,250	0.2
28,019	Hershey Co.	4,151,295	0.6
201,978	Hewlett Packard Enterprise Co.	3,197,312	0.5
32,293	Honeywell International, Inc.	5,765,915	0.9
107,194	Intel Corp.	6,222,612	0.9
39,449	International Business Machines Corp.	5,303,918	0.8
14,400	Intuit, Inc.	3,728,016	0.6
31,528	j2 Global, Inc.	3,058,847	0.5
76,403	Jabil, Inc.	2,967,493	0.4
66,800	Johnson & Johnson	9,184,332	1.4
45,985	JPMorgan Chase & Co.	6,058,984	0.9
121,148	Juniper Networks, Inc.	3,035,969	0.5
25,865	Kimberly-Clark Corp.	3,526,434	0.5
35,545	Kohl's Corp.	1,670,970	0.2
20,086	L3Harris Technologies, Inc.	4,039,094	0.6
13,210	Lamar Advertising Co.	1,102,110	0.2
43,043	Leidos Holdings, Inc.	3,910,026	0.6
6,141	Life Storage, Inc.	672,562	0.1
40,254	LogMeIn, Inc.	3,139,007	0.5
62,388	Maxim Integrated Products	3,535,528	0.5
24,222	MAXIMUS, Inc.	1,808,172	0.3
21,668	McDonald's Corp.	4,213,993	0.6
82,770	Merck & Co., Inc.	7,215,889	1.1
165,060	MFA Financial, Inc.	1,264,360	0.2
56,890	MGIC Investment Corp.	819,785	0.1
137,792	Microsoft Corp.	20,858,953	3.1
7,508	Motorola Solutions, Inc.	1,256,088	0.2
47,855	New Residential Investment Corp.	741,752	0.1
28,704	Nielsen Holdings PLC	561,163	0.1
6,438	Norfolk Southern Corp.	1,245,753	0.2
34,374	OGE Energy Corp.	1,445,770	0.2
124,541	Old Republic International Corp.	2,809,645	0.4
47,647	Omnicom Group	3,786,984	0.6
49,499	Oneok, Inc.	3,516,904	0.5
106,774	Oracle Corp.	5,994,292	0.9
22,918	Outfront Media, Inc.	572,492	0.1
48,255	Paychex, Inc.	4,155,721	0.6
47,651	PepsiCo, Inc.	6,472,435	1.0
170,921	Pfizer, Inc.	6,583,877	1.0
73,658	Philip Morris International, Inc.	6,108,458	0.9
38,121	Phillips 66	4,373,241	0.7
14,803	Pinnacle West Capital Corp.	1,293,634	0.2
141,239	Plains GP Holdings L.P.	2,467,445	0.4
30,625	Popular, Inc.	1,693,869	0.3
57,800	Procter & Gamble Co.	7,055,068	1.0
13,957	Public Storage, Inc.	2,940,461	0.4
39,449	Quest Diagnostics, Inc.	4,203,291	0.6
45,914	Republic Services, Inc.	4,070,276	0.6
109,479	Retail Properties of America, Inc.	1,557,886	0.2
1,940	Roper Technologies, Inc.	699,118	0.1
27,718	Royal Gold, Inc.	3,250,490	0.5
103,934	Sabre Corp.	2,331,240	0.3
60,642	Service Corp. International	2,669,461	0.4
19,066	Simon Property Group, Inc.	2,882,970	0.4
31,358	Sonoco Products Co.	1,898,100	0.3
73,887	Southern Co.	4,580,255	0.7
46,694	Starbucks Corp.	3,989,068	0.6
78,008	Tanger Factory Outlet Centers, Inc.	1,187,282	0.2
22,500	Target Corp.	2,812,725	0.4
42,386	Texas Instruments, Inc.	5,095,221	0.8
149,750	Two Harbors Investment Corp.	2,177,365	0.3
51,974	Tyson Foods, Inc.	4,671,943	0.7
68,564	Walgreens Boots Alliance, Inc.	4,086,414	0.6
40,134	Waste Management, Inc.	4,531,530	0.7
107,777	Wells Fargo & Co.	5,869,535	0.9
179,861	Western Union Co.	4,834,664	0.7
52,121	Xerox Holdings Corp.	2,029,071	0.3
36,712	Yum! Brands, Inc.	3,695,797	0.5
17,209	Zions Bancorp NA	856,664	0.1
		400,035,847	59.4

	Total Common Stock (Cost $622,974,120)	659,608,372	97.9

SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
6,230,000 (3)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.530%
	(Cost $6,230,000)	6,230,000	0.9

	Total Short-Term Investments
	(Cost $6,230,000)	6,230,000	0.9

	Total Investments in Securities (Cost $629,204,120)	$665,838,372	98.8
	Assets in Excess of Other Liabilities	8,136,196	1.2
	Net Assets	$673,974,568	100.0

ADR	American Depositary Receipt

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2019.

Sector Diversification	Percentage of Net Assets
Information Technology	20.2%
Financials	15.9
Industrials	11.7
Health Care	11.3
Consumer Staples	10.2
Consumer Discretionary	7.7
Communication Services	6.2
Utilities	4.3
Energy	4.0
Materials	3.4
Real Estate	3.0
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$21,211,806	$–	$21,211,806
Belgium	–	2,074,100	–	2,074,100
Canada	31,075,678	–	–	31,075,678
China	–	2,831,463	–	2,831,463
Denmark	8,116,859	–	–	8,116,859
Finland	5,062,165	–	–	5,062,165
France	1,302,319	12,596,993	–	13,899,312
Germany	2,301,989	5,116,167	–	7,418,156
Guernsey	3,582,394	–	–	3,582,394
Hong Kong	–	7,062,690	–	7,062,690
Israel	–	1,957,390	–	1,957,390
Italy	–	5,741,920	–	5,741,920
Japan	1,471,650	53,484,607	–	54,956,257
Netherlands	–	20,158,339	–	20,158,339
New Zealand	–	762,725	–	762,725
Norway	–	5,022,392	–	5,022,392
Singapore	–	5,172,800	–	5,172,800
Spain	–	13,350,500	–	13,350,500
Switzerland	–	17,120,725	–	17,120,725
United Kingdom	–	32,994,854	–	32,994,854
United States	400,035,847	–	–	400,035,847
Total Common Stock	452,948,901	206,659,471	–	659,608,372
Short-Term Investments	6,230,000	–	–	6,230,000
Total Investments, at fair value	$459,178,901	$206,659,471	$–	$665,838,372
Other Financial Instruments+
Forward Foreign Currency Contracts	–	725,098	–	725,098
Total Assets	$459,178,901	$207,384,569	$–	$666,563,470
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,117,036)	$–	$(1,117,036)
Written Options	–	(4,520,322)	–	(4,520,322)
Total Liabilities	$–	$(5,637,358)	$–	$(5,637,358)

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2019, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 28,042,888	JPY 2,990,000,000	Brown Brothers Harriman & Co.	12/23/19	$665,213
USD 29,512,321	EUR 26,800,000	Brown Brothers Harriman & Co.	12/23/19	(65,357)
USD 8,478,562	CHF 8,400,000	Brown Brothers Harriman & Co.	12/23/19	59,885
USD 18,864,120	GBP 15,300,000	Brown Brothers Harriman & Co.	12/23/19	(942,227)
USD 13,307,810	CAD 17,700,000	Brown Brothers Harriman & Co.	12/23/19	(20,704)
USD 10,537,024	AUD 15,700,000	Brown Brothers Harriman & Co.	12/23/19	(88,748)
				$(391,938)

  At November 30, 2019, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
EURO STOXX 50® Index	BNP Paribas	Call	12/06/19	EUR	3,660.930	9,187	EUR	34,024,790	$359,769	$(565,176)
FTSE 100 Index	Morgan Stanley & Co. International PLC	Call	12/06/19	GBP	7,397.710	4,396	GBP	32,295,346	355,199	(170,828)
Nikkei 225 Index	UBS AG	Call	12/20/19	JPY	23,625.790	185,449	JPY	4,319,832,316	490,495	(239,516)
S&P 500® Index	Morgan Stanley & Co. International PLC	Call	12/06/19	USD	3,052.780	10,984	USD	34,500,524	301,454	(1,001,292)
S&P 500® Index	UBS AG	Call	12/20/19	USD	3,124.010	23,342	USD	73,316,755	675,058	(984,104)
S&P 500® Index	Barclays Bank PLC	Call	01/03/20	USD	3,141.390	36,138	USD	113,508,735	1,001,481	(1,559,406)
									$3,183,456	$(4,520,322)

Currency Abbreviations

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At November 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $626,031,161.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$59,497,288
Gross Unrealized Depreciation	(24,587,613)

Net Unrealized Appreciation	$34,909,675